EAS Crow Point Alternatives Fund

a series of Northern Lights Fund Trust

Class	A:	EASAX
Class	C:	EASYX
Class	I:	EASIX

Supplement dated April 26, 2016 to the Prospectus

dated August 28, 2015

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Effective immediately, the Fund’s prospectus is hereby revised as follows:

The section entitled “Summary Section—Purchase and Sale of Fund Shares” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares: The minimum initial investment in the Class A and Class C Shares is $500 and $2,500, respectively, for regular accounts and the minimum subsequent investment is $500. The minimum initial investment for all Class I account types is $500,000. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, website, or through a financial intermediary and will be paid by ACH, check or wire transfer.

The section entitled “minimum and Additional Investment Amounts” under “How to Purchase Shares” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Minimum and Additional Investment Amounts: The minimum initial investment in the Class A and Class C is $500 and $2,500, respectively, for regular accounts and the minimum subsequent investment is $500. The minimum initial investment for all Class I account types is $500,000. Subsequent investment in Class I shares may be made in any amount. There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading.

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This Supplement and the existing Statement of Additional Information dated August 28, 2015 provides relevant information for all shareholders and should be retained for future reference. The Statement of Additional Information has been filed with the Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling 1-877-327-0757.